Revenue (Details) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 74,383	¥ 132,229	¥ 187,615	¥ 215,782
Other sources	1,133	876	2,233	1,312
Total revenue	75,516	133,105	189,848	217,094
Transaction Revenue - Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	67,560	131,954	172,336	215,319
Transaction Revenue - Institutional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	6,609	0	14,865	0
Commission received
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	214	275	414	463
Investment management fee revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	542	0	946	0
Sub-total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	74,925	132,229	188,561	215,782
Staking revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	474	794	1,053	1,175
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	117	82	234	136
Sub-total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	¥ 591	¥ 876	¥ 1,287	¥ 1,312